THE ADVISORS’ INNER CIRCLE FUND III

Redwheel Global Emerging Equity Fund

(the “Fund”)

Supplement dated September 30, 2024, to the Fund’s Prospectus dated January 28, 2024, as supplemented (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.	The “Purchasing and Selling Fund Shares – Fund Codes” section is deleted and replaced with the following:

The Fund’s reference information, which is listed below, will be helpful to you when you contact the Fund to purchase shares, check daily NAV, or obtain additional information.

Fund Name	Share Class	Ticker Symbol	CUSIP	Fund Code
Redwheel Global Emerging Equity Fund	Class N Shares	RWCNX	00771X468	1204
	Class I Shares	RWCIX	00771X450	1201
	Institutional Class Shares	RWCEX	00771X443	1200

2.	All references to the Fund’s regular mailing address are hereby deleted and replaced with the following:

Regular Mail Address

Redwheel Funds

P.O. Box 219009

Kansas City, MO 64121-9009

3.	All references to the Fund’s express mailing address are hereby deleted and replaced with the following:

Express Mail Address

Redwheel Funds

c/o SS&C GIDS, Inc.

430 West 7th Street

Kansas City, MO 64105

Please retain this supplement for future reference.

RWC-SK-006-0100